SUMMARY QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Summary Quarterly Consolidated Financial Information
SUMMARY QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)
17.           SUMMARY QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)

The following is unaudited summary information on Newcastle’s quarterly operations.

2012	Quarter Ended				Year Ended
	March 31 (A)	June 30 (A)	September 30 (A)	December 31	December 31
Interest income	$72,862	$77,956	$72,947	$59,186	$282,951
Interest expense	30,165	29,462	28,411	21,886	109,924
Net interest income (expense)	42,697	48,494	44,536	37,300	173,027
Impairment, net of the reversal of prior valuation allowances on loans	(7,080)	8,499	5,014	(12,097)	(5,664)
Other revenues	509	515	8,071	10,980	20,075
Other income (loss) (B)	28,536	(4,882)	234,008	4,632	262,294
Property operating expenses	225	232	5,043	7,443	12,943
Depreciation and amortization	2	2	2,385	4,586	6,975
Other operating expenses	8,237	11,575	11,926	14,462	46,200
Income (loss) from continuing operations	70,358	23,819	262,247	38,518	394,942
Income (loss) from discontinued operations	3,113	6,620	10,974	18,461	39,168
Preferred dividends	(1,395)	(1,395)	(1,395)	(1,395)	(5,580)
Income (loss) applicable to common stockholders	$72,076	$29,044	$271,826	$55,584	$428,530
Net income (loss) per share of common stock
Basic	$0.68	$0.21	$1.65	$0.32	$2.97
Diluted	$0.68	$0.21	$1.63	$0.32	$2.94
Income (loss) from discontinued operations per share of common stock
Basic	$0.03	$0.05	$0.07	$0.11	$0.27
Diluted	$0.03	$0.05	$0.07	$0.11	$0.27
Weighted average number of shares of common stock outstanding
Basic	105,181	134,115	164,238	172,519	144,146
Diluted	105,670	135,173	166,429	175,413	145,766

2011	Quarter Ended				Year Ended
	March 31 (A)	June 30 (C)	September 30 (A)	December 31	December 31
		(Restated)			(Restated) (C)
Interest income	$72,203	$74,143	$72,393	$72,297	$291,036
Interest expense	38,165	35,750	32,587	31,533	138,035
Net interest income (expense)	34,038	38,393	39,806	40,764	153,001
Impairment, net of the reversal of prior valuation allowances on loans	(36,773)	(9,067)	21,650	25,300	1,110
Other revenues	477	465	469	488	1,899
Other income (loss) (B)	45,469	103,961	18,802	12,263	180,495
Property operating expenses	249	233	322	306	1,110
Depreciation and amortization	4	4	3	1	12
Other operating expenses	6,851	7,407	7,181	7,766	29,205
Income (loss) from continuing operations	109,653	144,242	29,921	20,142	303,958
Income (loss) from discontinued operations	20	(35)	22	554	561
Preferred dividends	(1,395)	(1,395)	(1,395)	(1,395)	(5,580)
Income (loss) applicable to common stockholders	$108,278	$142,812	$28,548	$19,301	$298,939
Net income (loss) per share of common stock
Basic	$1.73	$1.80	$0.35	$0.18	$3.65
Diluted	$1.73	$1.80	$0.35	$0.18	$3.65
Income (loss) from discontinued operations per share of common stock
Basic	$—	$—	$—	$0.01	$0.01
Diluted	$—	$—	$—	$0.01	$0.01
Weighted average number of shares of common stock outstanding
Basic	62,602	79,282	80,425	105,175	81,984
Diluted	62,611	79,282	80,442	105,175	81,990

(A)
The Income Available for Common Stockholders shown agrees with Newcastle’s quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission.  However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).

(B)	Including equity in earnings of unconsolidated subsidiaries.
(C)	Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.